Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 548,512	$ 630,201	$ 837,999
Third parties
Revenue
Revenue	547,190	625,876	829,254
Related parties
Revenue
Revenue	1,322	4,325	8,745
Invoiced Goods-Marketed Products
Revenue
Revenue	100,637	128,008	83,087
Invoiced Goods-Distribution
Revenue
Revenue	262,973	266,836	309,383
Services-Commercialization of Marketed Products
Revenue
Revenue	45,300	52,485	48,608
Services-Commercialization of Marketed Products | Third parties
Revenue
Revenue	45,300	52,485	48,608
Services-Research and development
Revenue
Revenue		471	481
Services-Research and development | Related parties
Revenue
Revenue		471	481
License & Collaborations-Services
Revenue
Revenue	27,904	57,968	80,397
License & Collaborations-Services | Third parties
Revenue
Revenue	27,904	57,968	80,397
License & Collaborations-Royalties
Revenue
Revenue	68,419	71,041	32,470
License & Collaborations-Royalties | Third parties
Revenue
Revenue	68,419	71,041	32,470
License & Collaborations-Licensing
Revenue
Revenue	12,090	43,000	278,855
License & Collaborations-Licensing | Third parties
Revenue
Revenue	12,090	43,000	278,855
License & Collaborations-Manufacturing supply
Revenue
Revenue	31,189	10,392	4,718
Oncology/Immunology segment
Revenue
Revenue	285,539	363,365	528,616
Oncology/Immunology segment | Third parties
Revenue
Revenue	285,539	362,894	528,135
Oncology/Immunology segment | Related parties
Revenue
Revenue		471	481
Oncology/Immunology segment | Invoiced Goods-Marketed Products
Revenue
Revenue	100,637	128,008	83,087
Oncology/Immunology segment | Services-Commercialization of Marketed Products
Revenue
Revenue	45,300	52,485	48,608
Oncology/Immunology segment | Services-Research and development
Revenue
Revenue		471	481
Oncology/Immunology segment | License & Collaborations-Services
Revenue
Revenue	27,904	57,968	80,397
Oncology/Immunology segment | License & Collaborations-Royalties
Revenue
Revenue	68,419	71,041	32,470
Oncology/Immunology segment | License & Collaborations-Licensing
Revenue
Revenue	12,090	43,000	278,855
Oncology/Immunology segment | License & Collaborations-Manufacturing supply
Revenue
Revenue	31,189	10,392	4,718
Other Ventures segment
Revenue
Revenue	262,973	266,836	309,383
Other Ventures segment | Third parties
Revenue
Revenue	261,651	262,982	301,119
Other Ventures segment | Related parties
Revenue
Revenue	1,322	3,854	8,264
Other Ventures segment | Invoiced Goods-Distribution
Revenue
Revenue	$ 262,973	$ 266,836	$ 309,383